ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated Balances of Other Comprehensive Income (Loss)

The accumulated balances for each component of other comprehensive income (loss) are as follows:

(in US$ thousands)	Foreign currency items	Unrealized gain (loss) on securities	Pension and post retirement benefit plans	Accumulated other comprehensive loss
Balance as of January 1, 2021	$(21,956)	$(351)	$(94)	$(22,401)
Foreign currency translation adjustment	203	—	—	203
Pension and post retirement benefit adjustment	—	—	14	14
Unrealized holding loss arising during period	—	(124)	—	(124)
Reclassification adjustment for loss included in net income	—	97	—	97
Other	—	(10)	—	(10)
Balance as of December 31, 2021	(21,753)	(388)	(80)	(22,221)
Foreign currency translation adjustment	(190)	—	—	(190)
Pension and post retirement benefit adjustment	—	—	76	76
Unrealized holding loss arising during period	—	620	—	620
Balance as of December 31, 2022	(21,943)	232	(4)	(21,715)
Foreign currency translation adjustment	(144)	15	—	(129)
Pension and post retirement benefit adjustment	—	—	(11)	(11)
Unrealized holding loss arising during period	—	(1,453)	—	(1,453)
Reclassification adjustments for loss included in net income		(76)		(76)
Balance as of December 31, 2023	$(22,087)	$(1,282)	$(15)	$(23,384)